Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Recognition [Abstract]
Schedule Of Patient Care Service Revenue

	Medicare	Medicaid	Commercial	Total
Routine home care	$939,951	$47,609	$22,958	$1,010,518
Continuous care	110,596	6,126	5,776	122,498
Inpatient care	69,354	8,156	5,167	82,677
	$1,119,901	$61,891	$33,901	$1,215,693

All other revenue - self-pay, respite care, etc.				7,831
Subtotal				$1,223,524
Medicare cap adjustment				(4,123)
Implicit price concessions				(11,785)
Room and board, net				(10,054)
Net revenue				$1,197,562

Schedule of Disaggregated Revenue

Short-term core service jobs	$421,790
Water restoration	101,784
Contractor revenue	50,093
Franchise fees	6,382
All other	11,958
Subtotal	$592,007
Implicit price concessions and credit memos	(6,921)
Net revenue	$585,086

Change to Prior Revenue Guidance Related to Classification in The Statements of Income

	Impact for the year ended December 31, 2018
	ASC 605	Adjustment	ASC 606
Service revenue and sales	$1,811,408	$(28,760)	$1,782,648
Cost of services provided and goods sold	1,238,698	(10,054)	1,228,644
Selling, general and administrative expenses	288,915	(18,706)	270,209